Adjustments Resulting from Foreign Currency Translations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intercompany Foreign Currency Balance [Line Items]
Amounts (credited)	$ (5,942)	$ (1,233)	$ (1,231)